Segmented information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segmented information	Segmented information
The Company is managed under two primary business units consisting of the Regulated Services Group and the Renewable Energy Group. The two business units are the two segments of the Company.
The Regulated Services Group, the Company's regulated operating unit, owns and operates a portfolio of electric, natural gas, water distribution and wastewater collection utility systems and transmission operations in the United States, Canada, Chile and Bermuda; the Renewable Energy Group, the Company's non-regulated operating unit, owns and operates a diversified portfolio of renewable and thermal electric generation assets in North America and internationally.
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business units. Dividend income from Atlantica and AYES Canada is included in the operations of the Renewable Energy Group, while interest income from San Antonio Water System is included in the operations of the Regulated Services Group. Equity method gains and losses are included in the operations of the Regulated Services Group or Renewable Energy Group based on the nature of the activities of the investees. The change in value of investments carried at fair value, unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship and foreign exchange gains and losses are not considered in management’s evaluation of divisional performance and are therefore, allocated and reported under corporate.
Beginning in the first quarter of 2021, the Company reported income and losses associated with development activities under corporate, as these are no longer considered in management’s evaluation of the Renewable Energy Group where it was reported previously. Comparative figures have been reclassified to conform to presentation adopted in the current period.

	Three months ended June 30, 2021
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$444,864	$82,262	$397	$527,523
Fuel, power and water purchased	148,403	6,061	—	154,464
Net revenue	296,461	76,201	397	373,059
Operating expenses	144,774	25,204	—	169,978
Administrative expenses (recovery)	11,561	7,303	(638)	18,226
Depreciation and amortization	67,520	30,369	272	98,161
Loss on foreign exchange	—	—	1,283	1,283
Operating income (loss)	72,606	13,325	(520)	85,411
Interest expense	(27,114)	(20,452)	(10,616)	(58,182)
Income from long-term investments	9,695	25,988	24,823	60,506
Other expenses	(4,155)	(2,778)	(95)	(7,028)
Earnings before income taxes	$51,032	$16,083	$13,592	$80,707
Capital expenditures	$341,431	$66,312	$—	$407,743
(1) Renewable Energy Group revenue includes $4,996 related to net hedging gains from energy derivative contracts and availability credits for the three-months period ended June 30, 2021 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $5,118 related to alternative revenue programs for the three-months period ended June 30, 2021 that do not represent revenue recognized from contracts with customers.
18.Segmented information (continued)

	Three months ended June 30, 2020
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$279,458	$64,180	$—	$343,638
Fuel, power and water purchased	65,358	2,741	—	68,099
Net revenue	214,100	61,439	—	275,539
Operating expenses	105,067	17,871	—	122,938
Administrative expenses	9,198	8,052	635	17,885
Depreciation and amortization	52,629	22,803	235	75,667
Gain on foreign exchange	—	—	(24)	(24)
Operating income (loss)	47,206	12,713	(846)	59,073
Interest expense	(24,097)	(13,618)	(7,103)	(44,818)
Income from long-term investments	2,962	23,839	308,008	334,809
Other expenses	(19,695)	(883)	(8,590)	(29,168)
Earnings before income taxes	$6,376	$22,051	$291,469	$319,896
Capital expenditures	$157,641	$28,766	$—	$186,407
(1) Renewable Energy Group revenue includes $7,447 related to net hedging gains from energy derivative contracts for the three-months period ended June 30, 2020 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $4,761 related to alternative revenue programs for the three-months period ended June 30, 2020 that do not represent revenue recognized from contracts with customers.
18.Segmented information (continued)

	Six months ended June 30, 2021
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,043,467	$117,815	$783	$1,162,065
Fuel, power and water purchased	393,925	13,989	—	407,914
Net revenue	649,542	103,826	783	754,151
Operating expenses	297,910	53,229	—	351,139
Administrative expenses	19,101	13,486	1,178	33,765
Depreciation and amortization	135,087	59,947	566	195,600
Loss on foreign exchange	—	—	2,145	2,145
Operating income (loss)	197,444	(22,836)	(3,106)	171,502
Interest expense	(51,415)	(36,745)	(19,602)	(107,762)
Income (loss) from long-term investments	10,869	48,405	(49,275)	9,999
Other expenses	(12,646)	(3,654)	(1,707)	(18,007)
Earnings (loss) before income taxes	$144,252	$(14,830)	$(73,690)	$55,732
Property, plant and equipment	$7,110,770	$3,763,057	$31,446	$10,905,273
Investments carried at fair value	2,499	1,926,629	—	1,929,128
Equity-method investees	11,548	252,703	—	264,251
Total assets	10,148,986	6,187,072	117,593	16,453,651
Capital expenditures	$553,950	$149,182	$—	$703,132
(1) Renewable Energy Group revenue includes $44,587 related to net hedging losses from energy derivative contracts and availability credits for the six-months period ended June 30, 2021 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $7,479 related to alternative revenue programs for the six-months period ended June 30, 2021 that do not represent revenue recognized from contracts with customers.
18.Segmented information (continued)

	Six months ended June 30, 2020
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$675,518	$133,021	$—	$808,539
Fuel, power and water purchased	188,455	6,745	—	195,200
Net revenue	487,063	126,276	—	613,339
Operating expenses	213,434	36,238	—	249,672
Administrative expenses	18,685	14,258	1,776	34,719
Depreciation and amortization	105,639	48,431	477	154,547
Gain on foreign exchange	—	—	(4,694)	(4,694)
Operating income	149,305	27,349	2,441	179,095
Interest expense	(48,937)	(28,097)	(14,032)	(91,066)
Income from long-term investments	5,610	47,605	118,933	172,148
Other expenses	(24,692)	(49)	(8,616)	(33,357)
Earnings before income taxes	$81,286	$46,808	$98,726	$226,820
Capital expenditures	$297,273	$45,036	$—	$342,309
	December 31, 2020
Property, plant and equipment	$5,757,532	$2,451,706	$32,600	$8,241,838
Investments carried at fair value	—	1,839,212	—	1,839,212
Equity-method investees	74,673	110,414	1,365	186,452
Total assets	8,528,415	4,586,878	108,856	13,224,149
(1) Renewable Energy Group revenue includes $16,739 related to net hedging gains from energy derivative contracts for the six-months period ended June 30, 2020 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $7,730 related to alternative revenue programs for the six-months period ended June 30, 2020 that do not represent revenue recognized from contracts with customers.
The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has sought to mitigate its credit risk by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.
AQN operates in the independent power and utility industries in the United States, Canada and other regions. Information on operations by geographic area is as follows:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Revenue
United States	$415,431	$309,715	$927,258	$726,871
Canada	35,951	33,923	83,803	81,668
Other regions	76,141	—	151,004	—
	$527,523	$343,638	$1,162,065	$808,539
Revenue is attributed to the regions based on the location of the underlying generating and utility facilities.